Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Unconstrained Bond Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Unconstrained Bond Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ primary investment objective is to provide long-term total return,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and its secondary objective is to provide preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares or Class Z shares, which are not reflected in the table or the Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect contractual changes to the management fees paid by the Series. Distribution and Service (12b-1) Fees for Class S shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee. Other expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because (a) management fees have been restated to reflect contractual changes to the management fees paid by the Series; (b) Distribution and Service (12b-1) Fees for Class S shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee; (c) other expenses have been restated to reflect current fees; and (d) the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor's contractual waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will invest, under normal circumstances, at least 80% of its assets in bonds and other financial instruments, principally derivative instruments and exchange-traded funds (ETFs), with economic characteristics similar to bonds. For purposes of this policy, bonds may include fixed income securities issued by U.S. corporations, foreign corporations (e.g., yankee bonds), the U.S. Government or its agencies or instrumentalities, foreign governments or their agencies or instrumentalities (e.g., the Korean Development Bank) and supranational entities (e.g., the World Bank); inflation protected securities; mortgage-backed and asset-backed securities; and mortgage dollar rolls, which are transactions in which the Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. The mortgage and asset-backed securities in which the Series principally invests are issued by U.S. Government agencies (such as GNMA, FNMA, and FHLMC) and private issuers and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (principally residential and commercial mortgages, credit card receivables and car loans).

The Series may invest up to 50% of its assets in below investment grade securities (also referred to as “high yield bonds” or “junk bonds”) and may invest up to 50% of its assets in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Series may invest portions of its assets in bank loans, which are, generally, non-investment grade floating rate investments, and preferred stock.

The Series may buy and sell futures contracts based on investment grade and/or high yield credit securities to seek to hedge risk, enhance returns and/or manage cash flows. The Series may invest in interest rate futures (and options thereon) and interest rate swaps to manage its interest rate exposure, and may invest in credit default swaps and total return swaps to manage its exposure to certain instruments or markets. The Series may, but is not required to, invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Series may purchase shares of ETFs, including to establish a diversified position in a particular market sector or to manage cash flows. The Advisor believes that purchasing ETFs may allow it to manage the Series’ portfolio more efficiently than would otherwise be possible.

The Series employs an absolute return investment approach, which means that it seeks to achieve a positive total return in diverse market environments over time. Accordingly, the Series invests across the fixed income universe, and it is not constrained by any particular fixed income asset classes or benchmarks.

Bond Selection Process — When investing in fixed income securities, the Advisor attempts to identify sectors, as well as individual securities within those sectors, that offer yields and credit spreads sufficient to compensate the Series for the risks specific to a given sector or security. A credit spread is the difference between the yield of a U.S. Treasury security and the yield of another fixed income security with a similar maturity. When investing in mortgage- and asset-backed securities, the Advisor also considers the prepayment speeds of the securities. Prepayment speed is the estimated rate at which borrowers will pay off the underlying loans ahead of schedule.

In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
  The relevant economic conditions and sector trends.
  The interest rate sensitivities of the particular sectors and securities.
  The yield differentials across sectors, credit qualities, mortgage- and asset-backed security types, and maturities.
  “Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and scenario analysis, collateral-level analysis, and issuer/servicer analysis for mortgage- and asset-backed securities.
Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but the average dollar-weighted portfolio duration of the Series will normally vary from negative 3 years to positive 8 years depending on the Advisor’s outlook for yields. For example, the Advisor may invest in positive duration fixed income securities when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in negative duration fixed income securities when it expects yields to rise. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in yields. The prices of fixed income securities with shorter positive or negative durations generally will be less affected by changes in yields than the prices of fixed income securities with longer positive or negative durations. For example, a positive 10 year duration means the fixed income security will decrease in value by 10% if yields rise 1% and increase in value by 10% if yields fall 1%. Conversely, a negative 10 year duration means the fixed income security will increase in value by 10% if yields rise 1% and decrease in value by 10% if yields fall 1%.

Credit Quality — The Series may invest in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor) and may invest up to 50% of its assets in below investment grade securities, those rated below BBB- by S&P and those rated below Baa3 by Moody’s (or determined to be of equivalent quality by the Advisor). The Series may invest in securities with any rating, including those that have defaulted, are not rated, or have had their rating withdrawn.

Securities issued by governments and supranational entities may be sold to adjust the Series’ duration and/or yield curve positioning.

Other securities may be sold for one or more of the following reasons:
  they no longer meet the selection criteria under which they were purchased;
  their relative value has declined (the spread has tightened such that they are no longer considered attractively priced);
  a more attractive investment opportunity is identified.
Securities may also be sold based on the Advisor’s macroeconomic assessment of countries and currencies.

		There are no prescribed limits on the sector allocation of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Series will achieve its investment objective. You could lose money by investing in the Series.

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign bond markets decline.
  The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.
  Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.
  The issuers of high interest debt obligations pay off the debts earlier than expected when interest rates fall, and the Series has to reinvest the proceeds at lower yields (prepayment risk), or the issuers of lower interest rate debt obligations pay off the debts later than expected when interest rates rise, thus keeping the Series’ assets tied up in lower yield debt obligations (extension risk).
Current market conditions may pose heightened risks for the Series. While interest rates in the U.S. are near historic lows, changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Risk of mortgage dollar rolls — The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

High-yield securities risk — The Series is subject to additional risks due its ability to invest in high-yield securities (junk bonds):
  High-yield securities may underperform other sectors of the bond market, or the market as a whole.
  The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.
  The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Bank loan risk — Investments in bank loans expose the Series to the credit risk of both the financial institution and the underlying borrower. The Series may also have difficulty valuing or disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Preferred stock risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Series’ investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk similar to fixed income securities.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. The Advisor's attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

Emerging markets risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
Derivatives risk — The Series is subject to the following risks due to its ability to invest in options, futures, forwards and swaps:
  Derivatives can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a derivative contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its derivatives contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
  The Series’ use of forwards and swaps is also subject to the risk that the counterparty to the contract will default or otherwise become unable to honor its obligation to the Series.
U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Mortgage- and asset-backed securities risks — The Series' investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:
  Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
  Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Inflation protected security risk — The value of inflation protected fixed income securities, including Treasury Inflation Protected Securities (TIPS), generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Sector focus risk — Because the Series' investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series' share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

LIBOR replacement risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Series investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Series. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Series until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Series.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares and Class I shares of the Series for different periods compare to those of two broad-based securities indices. The Series’ Class I shares commenced operations on August 1, 2013, and all performance below for the periods prior to that date reflect the performance of the Series’ Class S shares. No performance is shown for Class W Shares of the Series because they do not have a full calendar year of operations. No performance is shown for the Class Z Shares because they were not active as of the date of this prospectus. Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the same portfolio of securities. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S shares and Class I shares of the Series for different periods compare to those of two broad-based securities indices.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance is shown for Class W Shares of the Series because they do not have a full calendar year of operations. No performance is shown for the Class Z Shares because they were not active as of the date of this prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 09/30/2010): 5.22% Lowest (quarter ended 06/30/2013): (3.01)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for the other share class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Unconstrained Bond Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[3]
Aquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%	[4]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.50%	[4],[6]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	$ 628
1 Year	rr_AverageAnnualReturnYear01	5.37%
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	4.17%
Unconstrained Bond Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[3]
Aquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[4]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.76%	[4],[6]
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	$ 942
2010	rr_AnnualReturn2010	10.18%
2011	rr_AnnualReturn2011	4.91%
2012	rr_AnnualReturn2012	10.94%
2013	rr_AnnualReturn2013	(0.02%)
2014	rr_AnnualReturn2014	3.18%
2015	rr_AnnualReturn2015	(0.88%)
2016	rr_AnnualReturn2016	4.08%
2017	rr_AnnualReturn2017	3.19%
2018	rr_AnnualReturn2018	0.20%
2019	rr_AnnualReturn2019	5.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.01%)
1 Year	rr_AverageAnnualReturnYear01	5.01%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Unconstrained Bond Series | CLASS W
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Aquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[4]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.06%	[4],[6]
1 Year	rr_ExpenseExampleYear01	$ 6
3 Years	rr_ExpenseExampleYear03	19
5 Years	rr_ExpenseExampleYear05	34
10 Years	rr_ExpenseExampleYear10	77
Unconstrained Bond Series | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Aquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[4]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.36%	[4],[6]
1 Year	rr_ExpenseExampleYear01	$ 37
3 Years	rr_ExpenseExampleYear03	116
5 Years	rr_ExpenseExampleYear05	202
10 Years	rr_ExpenseExampleYear10	$ 456
Unconstrained Bond Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.01%
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	2.57%
Unconstrained Bond Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	1.31%
10 Years	rr_AverageAnnualReturnYear10	2.59%
Unconstrained Bond Series | FTSE 3-Month Treasury Bill Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	0.56%
Unconstrained Bond Series | Bloomberg Barclays U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%

[1]	Management fees have been restated to reflect contractual changes to the management fees paid by the Series.
[2]	Distribution and Service (12b-1) Fees for Class S shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee.
[3]	Other expenses have been restated to reflect current fees.
[4]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because (a) management fees have been restated to reflect contractual changes to the management fees paid by the Series; (b) Distribution and Service (12b-1) Fees for Class S shares have been restated to reflect the implementation of a 0.25% 12b-1 Fee; (c) other expenses have been restated to reflect current fees; and (d) the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[5]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.50% of the average daily net assets of the Class S and Class I shares, 0.35% of the average daily net assets of the Class Z shares, and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[6]	After Fee Waiver and/or Expense Reimbursement